Income tax (Narrative) (Details) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax [Line Items]
Operating loss carryforwards				¥ 217,264	¥ 145,766
Retained Earnings (Accumulated Deficit)	$ 75,555,000	$ 75,555,000		526,009	244,712
Applicability of Preferential Income Tax Rate	25.00%
Preferential Income Tax Rate		15.00%	15.00%
Profits tax rate			¥ 2,000
Profits tax rate, percentage | $		$ 8.25
CHINA
Income Tax [Line Items]
Retained Earnings (Accumulated Deficit)				¥ 755,854	¥ 508,746